Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 518,195	$ 474,089	$ 746,922
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	54,804	19,048	157,647
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(46,671)	(42,797)	1,168
Foreign currency translation adjustment	(359)	49	(727)
Other comprehensive income (loss), net of tax	7,774	(23,700)	158,088
Comprehensive income	525,969	450,389	905,010
Dividend on preferred shares	52,112	52,112	52,112
Comprehensive income attributable to common shareholder	$ 473,857	$ 398,277	$ 852,898